Income taxes - Tax Loss Carryforwards (Details) $ in Thousands	Mar. 31, 2018 CAD ($)
Tax loss carry forwards [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 10,650
2024
Tax loss carry forwards [Line Items]
Unused tax losses for which no deferred tax asset recognised	5,793
2034
Tax loss carry forwards [Line Items]
Unused tax losses for which no deferred tax asset recognised	564
2036
Tax loss carry forwards [Line Items]
Unused tax losses for which no deferred tax asset recognised	2,056
2037
Tax loss carry forwards [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 2,237